Share Capital - Schedule of Shares Issued Granted Options (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Employees [Member]
Share Capital [Line Items]
Award amount (in Shares) | shares	41,500
Vesting period	4 years
Expiration	10 years
Employees [Member] | Minimum [Member]
Share Capital [Line Items]
Exercise price range (in Dollars per share)	$ 5.26
Employees [Member] | Maximum [Member]
Share Capital [Line Items]
Exercise price range (in Dollars per share)	$ 5.76
Consultants [Member]
Share Capital [Line Items]
Award amount (in Shares) | shares	5,000
Exercise price range (in Dollars per share)	$ 5.26
Vesting period	4 years
Expiration	10 years